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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue, 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Russell Exchange Traded Funds Trust
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end:	March 31
Date of reporting period:	April 1, 2013 – March 31, 2014

Item 1. Reports to Stockholders

Russell Exchange

Traded Funds Trust

Russell OneFund ETFs™

MARCH 31, 2014

FUND
Russell Equity ETF

Russell Exchange Traded
Funds Trust

Russell Exchange Traded Funds
Trust is a series investment
company with a single investment
portfolio referred to as a Fund.

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Annual Report

March 31, 2014

Table of Contents

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2014. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell
Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, and are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

Russell Investments is the owner of the trademarks, service marks, and copyrights related to its respective indexes.

To Our Shareholders

Dear Shareholder,

During 2013, investors endured their fair share of short-term political uncertainty here in the United States, but the equity markets continued to look beyond these events. In fact, the U.S. and world economies have generally shown consistent, stable growth that’s been in line with Russell’s expectations.

Looking further into 2014, we maintain modest growth expectations for the U.S. and global economies. Although we remain optimistic, we don’t think it’s reasonable to expect double-digit gains like we saw in 2013.

However, as global markets and economies continue to evolve, we will continue to invest where we believe the world is going – not where it’s been – to seek to improve the overall return potential of our portfolios. This means being proactive and agile in the way we allocate assets on your behalf. It also means balancing the risk and return potential of the multi-
asset solutions we build and manage for investors like you.

On the following pages you can gain additional insights by reviewing the Russell Exchange Traded Funds Trust’s March
31, 2014 Annual Report for the Russell Equity ETF, including a portfolio management discussion and more detailed fund performance information.

Thank you for the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve financial security.

CEO, U.S. Private Client Services

Performance quoted represents past performance and does not guarantee future results.

To Our Shareholders 3

Russell Exchange Traded Funds Trust

Market Summary as of March 31, 2014 (Unaudited)

Global equity markets finished the fiscal year ended March 31, 2014, with strong year-over-year gains. For the fiscal year, global equities gained 17.41% as measured by the Russell Global Index. Gains were largely led by the U.S., as the Russell
1000® Index posted a gain of 22.41% and the Russell 2000® finished up 24.90%. This is compared to the 17.58% gain for the Russell Developed ex-U.S. Large Cap Index. Emerging market equities underperformed developed equities, as the
Russell Emerging Markets Index was up 0.50%.

Global equity markets opened the first quarter of the fiscal year modestly negative after financial markets sharply reacted to U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke’s first indication of tapering the Fed’s stimulus program in May.
Equities, fixed income, and commodities sold off globally as investors attempted to gauge the timing and extent of the tapering. The yield on the ten-year U.S. Treasury jumped more than 100 basis points from its May low and investors feared the rise in rates would derail the fragile U.S. housing recovery. Despite iterative assurances from Fed officials on the data dependency of tapering, global equity markets finished the quarter well lower than their intra-quarter high. The Russell
Global Index finished the quarter down 0.47%, weighed down by non-U.S. markets. Emerging markets continue to lag developed markets, as a quick liquidity crisis in China and geo-political issues in Turkey and Brazil weighed on returns.
Emerging markets posted a loss of 7.38% for the quarter, as measured by the Russell Emerging Markets Index.

Global markets experienced three comparatively distinct periods of performance in what was a relatively strong quarter from July through September. A positive start, spurred on by encouraging macroeconomic data and Fed Chairman
Bernanke’s assurance that there would be “no immediate end to quantitative easing” saw markets gain in July. However, speculation surrounding the timeline for the end of the “quantitative easing era” triggered a sell-off in August, particularly in emerging markets and emerging markets currencies, as investors grew anxious that stimulus reduction would commence in September. The prospect of military action in Syria exacerbated losses before diplomatic efforts between the U.S. and
Russia appeared to reach a resolution. This was a positive catalyst for markets which then rallied higher on the back of a weak non-farm payrolls report that was interpreted as an indication the Fed would be unlikely to unwind stimulus at too rapid a rate. Investors then awaited September’s Federal Open Market Committee meeting with anticipation, the majority expecting a taper of $10-15 billion. The committee’s decision not to reduce asset purchases surprised markets and drove the rally higher, with emerging markets enjoying an immediate bounce. The quarter ended with markets reversing some of their gains as uncertainty surrounding upcoming U.S. budget and debt ceiling negotiations ticked up. The Russell Global
Index finished up 8.39%, led by non-U.S. markets. The Russell Developed ex-U.S. Large Cap Index finished the quarter up
11.51%, outperforming the Russell 1000® Index and Russell Emerging Markets Index, which were up 6.02% and 6.24%, respectively.

The fourth quarter of 2013 saw equity markets finish 2013 on a positive note. The Russell Global Index gained 7.30%, largely driven by strong U.S. performance as the Russell 1000® Index finished the quarter up 10.23%, while the Russell
Developed ex-U.S. Large Cap Index gained 5.81% and emerging markets lagged once again as the Russell Emerging
Markets Index finished up 2.36%. The political conundrum of the U.S. government shutdown during October had limited overspill in the markets, despite its potential to affect the deadline in Fed’s debt limit increase. Several important U.S. macro indicators came in on the upside during November and December, fueling the positive momentum in the U.S. economy and spurring market anticipation of a near-term deceleration in the pace of quantitative easing. U.S. GDP grew 2.8% year-
over-year during the quarter, while the ISM Manufacturing Index and non-farm payrolls both beat consensus forecasts.
The beginning of quantitative easing’s wind down was officially announced towards mid-December in the amount of $10 billion tapering to start in January 2014. The relatively low amount of tapering and Janet Yellen’s dovish commentary on the overall monetary policy stance were positively acknowledged by the markets. Macroeconomic data remained positive in
Europe as well, with the composite Purchasing Managers Index (“PMI”) generally stable. The Russell Developed Europe ex-UK Index gained 8.5%, while the Russell UK Index returned 8%. Manufacturing PMIs continued to expand in the first part of the quarter, providing support to the markets, but then remained flat towards year end.

In the first quarter of 2014, volatility returned to financial markets. Despite geopolitics and policymaker rhetoric dominating headlines, global equities registered positive returns, after recovering strongly from a sharp decline at the end of January.

4 Market Summary

Russell Exchange Traded Funds Trust

Market Summary as of March 31, 2014, continued — (Unaudited)

The quarter began with concerns over the outlook for growth in emerging markets, amid ongoing speculation regarding the Fed’s plans for the reversal of quantitative easing. Political upheaval in a number of emerging markets countries also caused concern, most notably in Ukraine and Venezuela, as the currencies of a series of emerging markets countries sold-
off. However, comments from new Fed Chair Yellen soothed investor concerns as she stated that “a highly accommodative policy will remain appropriate for a considerable time after asset purchases end.” European Central Bank (“ECB”)
Chairman Draghi added to the positive mood as he re-iterated the ECB was “ready and willing” to act. However, an uptick in political risk weighed on markets at the beginning of March as fallout from Crimea’s independence referendum and its resulting decision to join with Russia stoked wider international tensions. Despite tit-for-tat sanctions between Russia and its Western critics, a feared escalation of tensions did not materialise and markets rebounded. Although macro data out of
China worsened towards the second half of March, comments from the country’s Premier Li served to boost equity markets and spark a reversal in sentiment as he reassured investors that the government would support the economy. Overall, the
Russell Global Index finished up 1.43%, with continued relative strength of the U.S. over non-U.S markets. The Russell
1000® Index gained 2.05% for the quarter, while the Russell Developed ex-U.S. Large Cap Index gained 1.19% and the
Russell Emerging Markets Index lost 0.23%.

Market Summary 5

Russell Exchange Traded Funds Trust
Russell Equity ETF

Portfolio Management Discussion and Analysis — March 31, 2014 (Unaudited)

Average Annual Total Return				Cumulative Total Return
			Russell				Russell
			Developed				Developed
			Large Cap				Large Cap
	Net Asset Value Market Value‡		Index Net**		Net Asset Value Market Value‡		Index Net**
1 Year	17.75%	17.92%	19.85%	1 Year	17.75%	17.92%	19.85%
Inception*§	12.08%	12.12%	12.78%	Inception*	55.85%	56.07%	59.66%

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance may be obtained by visiting www.russelletfs.com/Products/ONEF_Performance.

6 Portfolio Management Discussion and Analysis

Russell Exchange Traded Funds Trust
Russell Equity ETF

Portfolio Management Discussion and Analysis, continued — March 31, 2014
(Unaudited)

The Russell Equity ETF (the “Fund”) is a “fund of funds”, which	term, and allocated towards Underlying ETFs with exposure to
means that the Fund seeks to achieve its investment objective	Canada and the Asia-Pacific region, while maintaining a tilt away
by investing primarily in shares of other exchange-traded funds	from European equities. The Fund held these positions through
(“Underlying ETFs”). Under normal circumstances, the Fund	most of 3rd quarter 2013, which detracted from performance. The
will invest at least 80% of the value of its net assets in shares of	Fund’s positioning was detrimental given strong European equity
equity Underlying ETFs.	performance relative to broader equities, and underperformance

What is the Fund’s investment objective?	of consumer staples, utilities, and mega cap equities relative to broad U.S. equities.
The Fund seeks to provide long-term capital appreciation.
In mid-September, the Fund implemented a new strategic and
How did the Fund perform relative to its benchmark for the	tactical asset allocation. The new strategic allocation added
fiscal year ended March 31, 2014?	exposure across a broader suite of U.S. sector Underlying
For the fiscal year-ended March 31, 2014, the Fund gained	ETFs, more concentrated regional Underlying ETFs, micro cap
17.75%. This is compared to the Fund’s benchmark, the Russell	Underlying ETFs and infrastructure Underlying ETFs in order to
Developed Large Cap Index Net, which gained 19.85% during	have a broader opportunity set with which to implement RIMCo’s
the same period. The Fund’s performance includes operating	strategic views. From a tactical standpoint, the Fund tilted further
expenses, whereas the index returns are unmanaged and do not	away from U.S equities and emerging markets, while continuing
include expenses of any kind.	to tilt towards non-U.S. developed equities. These positions were held through the remainder of the year, but detracted from
How did the market conditions described in the Market	performance as the U.S. continued to outperform the rest of the
Summary report affect the Fund’s performance?	world.
The Fund is a fund of funds and its performance is based on the
performance of the Underlying ETFs in which the Fund invests	The Fund adjusted tactical positioning at the end of 2013 to pare
and the active management strategy of Russell Investment	back its U.S. small and micro cap exposure and add to large and
Management Company (“RIMCo”), the Fund’s adviser.	mega cap exposure, while also adjusting its sector exposure. The
Fund added exposure to energy and information technology, while
Global equity markets performed strongly over the fiscal year	pulling back its weight in industrials, financials, and consumer
ended March 31, 2014, largely led by the U.S. equity market.	discretionary sector Underlying ETFs. Overall, strong headwinds
The Russell 1000® Index gained 22.41% over the period,	from exposure to emerging markets and a large underweight to
outperforming the Russell Developed ex-U.S. Large Cap Index,	the U.S. after the reallocation were primary drivers of negative
which gained 17.58%. The U.S. outperformance served as a	returns relative to the Russell Developed Large Cap Index Net.
headwind to the Fund’s benchmark relative performance, as
the Fund moved to a notable underweight position to the U.S.	Describe any changes to the Fund’s structure or allocation
as part of a strategic reallocation in September of 2013 in favor	to the Underlying Funds.
of non-U.S. developed equity markets. Performance of emerging	As stated above, the Fund implemented new strategic and
markets was also a headwind to the Fund’s benchmark relative	tactical allocations in mid-September, which included changes to
performance, due to the Fund’s out-of-benchmark exposure to	RIMCo’s desired Underlying ETF exposures.
emerging markets. The Russell Emerging Markets Index finished
the fiscal year with a gain of 0.50%, compared to the Fund’s	The views expressed in this report reflect those of the portfolio
index, which finished up 19.85%.	managers only through the end of the period covered by
the report. These views do not necessarily represent the
How did the investment strategies and techniques employed	views of RIMCo, or any other person in RIMCo or any other
by the Fund and the Underlying ETFs affect the Fund’s	affiliated organization. These views are subject to change
performance?	at any time based upon market conditions or other events,
In early April 2013, the Fund took a defensive position within	and RIMCo disclaims any responsibility to update the views
the U.S., by tactically tilting away from U.S. large cap and	contained herein. These views should not be relied on as
small cap Underlying ETFs, while adding exposure to consumer	investment advice and, because investment decisions for
staples, utilities and mega cap. From a regional perspective, the	a Russell Exchange Traded Funds Trust (“RET”) Fund are
Fund also took a larger tilt away from emerging markets, given	based on numerous factors, should not be relied on as an
a growing concern over emerging market equities in the near	indication of investment decisions of this RET Fund.

Portfolio Management Discussion and Analysis 7

Russell Exchange Traded Funds Trust
Russell Equity ETF

Portfolio Management Discussion and Analysis, continued — March 31, 2014
(Unaudited)

*	The Fund first issued shares on May 11, 2010.
**	The Russell Developed Large Cap Index Net is an index which offers investors access to the large-cap segment of the developed equity universe. It is constructed to provide a comprehensive and unbiased barometer for the large-cap segment of this market and is completely reconstituted annually to accurately reflect the changes in the market over time.
‡	Market return is based on market price per share of the Fund.
§	Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8 Portfolio Management Discussion and Analysis

Russell Exchange Traded Funds Trust
Russell Equity ETF

Shareholder Expense Example — March 31, 2014 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(‘Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including management	would have been higher.
fees and other Fund expenses. The Example is intended to help			Hypothetical
you understand your ongoing costs (in dollars) of investing in		Actual	Performance (5%
the Fund and to compare these costs with the ongoing costs of		Performance	return before expenses)
investing in other funds. The Example is based on an investment
Beginning Account Value
of $1,000 invested at the beginning of the period and held for the	October 1, 2013	$1,000.00	$1,000.00
entire period indicated, which for this Fund is from October 1,	Ending Account Value
2013 to March 31, 2014.	March 31, 2014	$1,090.10	$1,023.49
	Expenses Paid During Period*	$1.51	$1.46
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.29%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 182/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period). May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Shareholder Expense Example 9

Russell Exchange Traded Funds Trust
Russell Equity ETF

Schedule of Investments — March 31, 2014

Amounts in thousands (except share amounts)

		Fair
		Value
	Shares	$

Investments in Other ETFs - 99.9%
Consumer Discretionary Select Sector SPDR Fund	3,981	258
Consumer Staples Select Sector SPDR Fund	6,186	266
Energy Select Sector SPDR Fund	5,525	492
Financial Select Sector SPDR Fund	30,410	679
Health Care Select Sector SPDR Fund	6,377	373
Industrial Select Sector SPDR Fund	6,789	355
iShares Global Infrastructure ETF	6,840	285
iShares Micro-Cap ETF	585	45
iShares MSCI Canada ETF	6,052	179
iShares MSCI EAFE ETF	14,672	986
iShares MSCI EAFE Small-Cap ETF	7,039	367
iShares Russell 1000 Growth ETF	3,090	267
iShares Russell 2000 ETF	382	44
iShares Russell Mid-Cap ETF	1,776	275
Technology Select Sector SPDR Fund	23,564	857
Vanguard FTSE All-World ex-US ETF	17,655	888
Vanguard FTSE Developed Markets ETF	4,273	176
Vanguard FTSE Europe ETF	20,551	1,212
Vanguard FTSE Pacific ETF	8,776	519
Vanguard Mega Cap ETF	7,011	448
Total Investments in Other ETFs
(identified cost $8,386)		8,971

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	6,810 (∞)	7
Total Short-Term Investments
(identified cost $7)		7

Total Investments 100.0%
(identified cost $8,393)		8,978

Other Assets and Liabilities,
Net - (0.0%)		(2)

Net Assets - 100.0%		8,976

(∞) Unrounded units.

See accompanying notes which are an integral part of the financial statements.

10 Schedule of Investments

Russell Exchange Traded Funds Trust
Russell Equity ETF

Schedule of Investments, continued — March 31, 2014

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Investments in Other ETFs	$ 8,971	$—		$—	$ 8,971	99.9
Short-Term Investments	—	7		—	7	0.1
Total Investments	8,971	7		—	8,978	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
* Less than .05% of net assets.
For a description of the Levels see note 2 in the Notes to Financial Statements.
There were no significant transfers in and out of levels 1, 2, and 3 during the period ended March 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments 11

Russell Exchange Traded Funds Trust
Russell Equity ETF

Statement of Assets and Liabilities — March 31, 2014

Amounts in thousands
Assets
Investments, at identified cost	$8,393
Investments, at fair value*	8,978
Total assets	8,978
Liabilities
Payables:
Accrued fees to affiliates	2
Total liabilities	2
Net Assets	$8,976
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2
Accumulated net realized gain (loss)	(22)
Unrealized appreciation (depreciation) on investments	585
Additional paid-in capital	8,411
Net Assets	$8,976
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$35.90
Net assets	$8,975,647
Shares outstanding ($.001 par value)	250,000
Amounts in thousands
* Investments in affiliates, Russell U.S. Cash Management Fund	$7
(#) Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

12 Statement of Assets and Liabilities

Russell Exchange Traded Funds Trust
Russell Equity ETF

Statement of Operations — For the Period Ended March 31, 2014

Amounts in thousands
Investment Income
Income Distributions from Underlying ETFs	$208
Total investment income	208

Expenses
Management fees	31
Expenses before reductions	31
Expense reductions	(2)
Net expenses	29
Net investment income (loss)	179

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	57
In-kind redemptions	1,315
Net realized gain (loss)	1,372
Net change in unrealized appreciation (depreciation) on investments	42
Net realized and unrealized gain (loss)	1,414
Net Increase (Decrease) in Net Assets from Operations	$1,593

See accompanying notes which are an integral part of the financial statements.

Statement of Operations 13

Russell Exchange Traded Funds Trust
Russell Equity ETF

Statements of Changes in Net Assets

	For the Periods Ended March 31,
Amounts in thousands	2014	2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$179	$97
Net realized gain (loss)	1,372	(6)
Net change in unrealized appreciation (depreciation)	42	422
Net increase (decrease) in net assets from operations	1,593	513
Distributions
From net investment income	(177)	(98)
Net decrease in net assets from distributions	(177)	(98)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,774)	3,211

Total Net Increase (Decrease) in Net Assets	(358)	3,626

Net Assets
Beginning of period	9,334	5,708
End of period	$8,976	$9,334
Undistributed (overdistributed) net investment income included in net assets	$2	$—

* Share transaction amounts (in thousands) for the periods ended March 31, 2014 and March 31, 2013 were as follows:

	2014		2013
	Shares	Dollars	Shares	Dollars

Shares created	250	$8,395	200	$5,993
Shares redeemed	(300)	(10,169)	(100)	(2,782)
Total increase (decrease)	(50)	$(1,774)	100	$3,211

See accompanying notes which are an integral part of the financial statements.

14 Statements of Changes in Net Assets

(This page intentionally left blank)

Russell Exchange Traded Funds Trust
Russell Equity ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	$
	Beginning of	Investment	and Unrealized	Investment	from Net	Return of
	Period	Income (Loss)(b)	Gain (Loss)	Operations	Investment Income	Capital
March 31, 2014	31.11	.67(a)(d)	4.79	5.46	(.67)	—
March 31, 2013	28.54	.54(a)(d)	2.76	3.30	(.73)	—
March 31, 2012(1)	25.45	.03(a)(d)	3.10	3.13	(.04)	—
December 31, 2011	27.80	.36(a)(d)	(2.13)	(1.77)	(.53)	(.05)
December 31, 2010(2)	25.00	.35	2.81	3.16	(.36)	—

(1)	For the period January 1, 2012 through the fiscal year ended March 31, 2012.
(2)	For the period May 11, 2010 (commencement of operations) to December 31, 2010.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”).
(e)	The ratios for periods less than one year are annualized.
(f)	The calculation includes only those expense charged directly to the Fund and does not include expense charged to the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(h)	Less than 0.5%.

See accompanying notes which are an integral part of the financial statements.
16 Financial Highlights

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(e)(f)	Net(e)(f)	(b)(e)	Turnover Rate(c)(g)
(.67)	35.90	17.75	8,976.35		.32(d)	2.01(d)	30
(.73)	31.11	11.82	9,334.35		.35(d)	1.87(d)	11
(.04)	28.54	12.21	5,708.58		.35(d)	.48(d)	—(h)
(.58)	25.45	(6.32)	5,090.65		.35(d)	1.29(d)	6
(.36)	27.80	12.62	9,839.57		.53	3.57	—

See accompanying notes which are an integral part of the financial statements.
Financial Highlights 17

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements — March 31, 2014

1. Organization
Russell Exchange Traded Funds Trust (the “Investment Company” or “RET” or “Trust”) is a series investment company with a single investment portfolio, the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Russell Investment Management
Company (“Adviser” or “RIMCo”) employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Fund issues and redeems shares at their respective NAV only in blocks of a specified number of shares or multiples thereof
(“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV
(“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash.
Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized
Participants may not redeem shares directly from the Fund

2. Significant Accounting Policies
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
The Fund values its portfolio securities, the shares of the Underlying ETFs, at the last reported sale or settlement price.

Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk
(e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads, or other market corroborated inputs.

18 Notes to Financial Statements

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2014

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services Company (“RFSC”), acting at the discretion of the Board of Trustees (the “Board”), that are used in determining the fair value of investments.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

Federal Income Taxes
For each year, the Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code
(the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Fund.

The Fund complies with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50%
likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

The Fund files a U.S. tax return. At March 31, 2014, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax return filed for tax years ended December 31, 2011 through December 31, 2013, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying ETFs sold at a loss, wash sale deferrals and in-kind transactions. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels and the Fund may own different proportions of the Underlying ETFs at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

Notes to Financial Statements 19

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2014

Guarantees
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying ETFs may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying ETFs have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying ETFs’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying ETFs’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying ETFs’ Statement of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by the Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. This could cause the Fund to underperform other types of investments.

3. Investment Transactions

Securities
During the period ended March 31, 2014, purchases and sales of the Underlying ETFs (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales
Russell Equity ETF	$2,597,941	$3,059,018

In-kind transactions during the period ended March 31, 2014, were as follows:

	Purchases	Sales
Russell Equity ETF	$8,310,054	$9,589,438

4. Related Party Transactions, Fees and Expenses

Adviser and Administrator
RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-
owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company).

The Fund may also invest its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of March 31, 2014, the Fund had invested $6,810 in the Russell U.S. Cash Management Fund.

The Fund’s management fee of 0.35% is based upon the average daily net assets of the Fund and is payable monthly. Management fees paid by the Fund for the period ended March 31, 2014, were $31,159.

Waivers
RIMCo has contractually agreed, until July 31, 2014, to waive up to the full amount of its 0.35% management fee to the extent that total annual fund operating expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.

For the period ended March 31, 2014, RIMCo waived $2,561.

RIMCo does not have the ability to recover amounts waived from previous periods.

20 Notes to Financial Statements

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2014

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended March 31, 2014, were $2,586.

Board of Trustees
The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 37 Funds, Russell Investment Funds
(“RIF”), which has 9 Funds, and RET, which has 1 Fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the
period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year (effective January 1, 2014,
$96,000); each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each
Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the Funds’ valuation and pricing procedures) and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000 (effective January 1, 2014, $85,000). Ms. Cavanaugh is not compensated by the Russell
Fund Complex for service as a Trustee.

5. Federal Income Taxes
At March 31, 2014, the Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains for an unlimited period. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Available capital loss carryforwards are as follows:

No Expiration
	Long-term	Totals
Russell Equity ETF	$ 21,640	$ 21,640

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Russell Equity ETF
Cost of Investments	$8,393,527
Unrealized Appreciation	$587,090
Unrealized Depreciation	(2,383)
Net Unrealized Appreciation (Depreciation)	$584,707
Undistributed Ordinary Income	$2,076
Undistributed Long-Term Capital Gains
(Capital Loss Carryforward)	$(21,640)
Tax Composition of Distributions
Ordinary Income	$177,158

6. Fund Share Transactions
As of March 31, 2014, there were an unlimited number of $0.001 par shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Fund at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation
Units, shares of the Fund are not redeemable. The Shares are listed on the New York Stock Exchange Arca (the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The
Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Fund’s custodian. A Creation Unit of the Fund consists of 50,000 Shares.
Transactions in shares for the Fund for the periods ended March 31, 2014 and March 31, 2013 can be found following the Statements of Changes in Net Assets.

Notes to Financial Statements 21

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements, continued — March 31, 2014

7. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIMCo on behalf of ten RIC funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund, Russell
Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund. The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section 36(b) of the Investment
Company Act of 1940, as amended, for the alleged payment of excessive investment management fees to RIMCo. Although this action was purportedly filed on behalf of these ten funds, none of these ten Funds are themselves parties to the suit. The plaintiffs seek recovery of the amount of compensation or payments received from these ten Funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid.
RIMCo intends to vigorously defend the action.

8. Subsequent Events
Management has evaluated events and/or transactions that have occurred through the date the financial statements were available to be issued and noted no items requiring adjustments of the financial statements or additional disclosures.

22 Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of Russell Equity ETF

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Russell Equity ETF (the “Fund”) at March 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each period indicated, in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian and transfer agent, provide a reasonable basis for our opinion.

Report of Independent Registered Public Accounting Firm 23

Russell Exchange Traded Funds Trust
Russell Equity ETF

Frequency Distribution of Discounts and Premiums — March 31, 2014 (Unaudited)

The chart below presents information about differences between the per share NAV of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Number of	Percentage of
Premium/Discount Range	Days*	Total Days
Greater than 0.20% and less than or equal to 1.00%	26	1.83%
Greater than 0.05% and less than or equal to 0.20%	279	19.62%
Greater than -0.05% and less than or equal to 0.05%	595	41.84%
Greater than -0.20% and less than or equal to -0.05%	396	27.85%
Greater than -1.00% and less than or equal to -0.20%	126	8.86%
	1,422	100.00%

* Number of days are based on inception date which is one day prior to commencement of operations.

24 Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust
Russell Equity ETF

Tax Information — March 31, 2014 (Unaudited)

For the tax year ended March 31, 2014, the Fund hereby designates 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the tax year ended March 31, 2014, the Fund hereby designates under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.

The Form 1099 you receive in January 2015 will show the tax status of all distributions paid to your account in calendar year 2014.

The Fund designates dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Russell Equity ETF	39.2%

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information 25

Russell Exchange Traded Funds Trust
Russell Equity ETF

Shareholder Requests for Additional Information — March 31, 2014 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2013 is available (i) free of charge, upon request, by calling the Fund at (888) 775-
3837 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

26 Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers — March 31, 2014
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 37 funds, Russell Investment Funds (“RIF”), which has 9 funds, and Russell
Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms.
Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations. Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant;
and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies.
As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms.
Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Fund.

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES
# Sandra Cavanaugh,	President and Chief	Until successor	•	President and CEO RIC, RIF and	47	None
Born May 10, 1954	Executive Officer since	is chosen and		RET
	2012	qualified by	•	Chairman of the Board, Co-
1301 Second Avenue,		Trustees		President and CEO, Russell
18th Floor	Trustee since 2012			Financial Services, Inc. (“RFS”)
Seattle, WA 98101		Appointed until	•	Chairman of the Board, President
		successor is		and CEO, Russell Fund Services
		duly elected and		Company (“RFSC”)
		qualified	•	Director, RIMCo
			•	Chairman of the Board, President
and CEO, Russell Insurance
Agency, Inc. (“RIA”) (insurance
agency)
			•	May 2009 to December 2009,
Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice
President, National Sales — Retail
Distribution, JPMorgan Chase/
Washington Mutual, Inc.
(investment company)
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC, RIF and RET and is therefore classified as an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers 27

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —
March 31, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES (continued)
## Daniel P. Connealy,	Trustee since 2012	Appointed until	•	June 2004 to present, Senior Vice	47	None
Born June 6, 1946		successor is		President and Chief Financial
		duly elected and		Officer, Waddell & Reed Financial,
1301 Second Avenue,		qualified		Inc. (investment company)
18th Floor
Seattle, WA 98101

## Mr. Connealy is an officer of a broker-dealer that distributes shares of the RIC Funds and is therefore classified as an Interested Trustee. Due to the fact that board meetings of RIC and RET are expected to be held concurrently for administrative purposes, he will be treated as an interested person of RET.

No. of
Portfolios
					in Russell	Other
	Positions(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES
Thaddas L. Alston,	Trustee since 2012	Appointed until	•	Senior Vice President, Larco	47	None
Born April 7, 1945		successor is		Investments, Ltd. (real estate firm)
	Chairman of the	duly elected and
1301 Second Avenue,	Investment Committee	qualified
18th Floor	since 2012
Seattle, WA 98101		Appointed until
successor is
duly elected and
qualified

Kristianne Blake,	Trustee since 2012	Appointed until	•	Director and Chairman of the	47	•Director,
Born January 22, 1954		successor is		Audit Committee, Avista Corp		Avista Corp
	Chairman since 2012	duly elected and		(electric utilities)		(electric
1301 Second Avenue,		qualified	•	Regent, University of Washington		utilities);
18th Floor			•	President, Kristianne Gates Blake,		•Director,
Seattle, WA 98101		Annual		P.S. (accounting services)		Ecova (total
			•	Director, Ecova (total energy and		energy and
				sustainability management)		sustainability
management);

* Each Trustee is subject to mandatory retirement at age 72.

28 Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —
March 31, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Positions(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
			•	Until December 31, 2013, Trustee	47	•Until
				and Chairman of the Operations		December 31,
				Committee, Principal Investors		2013, Trustee,
				Funds and Principal Variable		Principal
				Contracts Funds (investment		Investors Funds
				company)		(investment
			•	From April 2004 through December		company);
				31, 2012, Director, Laird Norton		•Until
				Wealth Management		December 31,
				and Laird Norton Tyee Trust		2013, Trustee
				(investment company)		Principal
Variable
Contracts
Funds
(investment
company)
•From April
2004 through
December
31, 2012,
Director, Laird
Norton Wealth
Management
and Laird
Norton
Tyee Trust
(investment
company)

Cheryl Burgermeister,	Trustee since 2012	Appointed until	•	Retired	47	•Trustee and
Born June 26, 1951		successor is	•	Trustee and Chairperson of Audit		Chairperson
		duly elected and		Committee, Select Sector SPDR		of Audit
1301 Second Avenue,		qualified		Funds (investment company)		Committee,
18th Floor						Select Sector
Seattle, WA 98101						SPDR Funds
(investment
company)
•Trustee, ALPS
Series Trust
(investment
company)
* Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 29

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —
March 31, 2014 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Katherine W. Krysty,	Trustee since 2014	Appointed until	•	Retired	47	None
Born December 3, 1951		successor is	•	January 2011 through March 2013,
		duly elected and		President Emerita, Laird Norton
1301 Second Avenue,		qualified		Wealth Management (investment
18th Floor				company)
Seattle, WA 98101			•	April 2003 through December 2010,
Chief Executive Officer of
Laird Norton Wealth
Management (investment
company)

Raymond P. Tennison, Jr.,	Trustee since 2012	Appointed until	•	Retired	47	None
Born December 21, 1955		successor is	•	From January 2008 until
	Chairman of	duly elected and		December 2011, Vice Chairman of
1301 Second Avenue,	the Nominating	qualified		the Board, Simpson Investment
18th Floor	and Governance			Company (paper and forest
Seattle, WA 98101	Committee since	Appointed until		products)
	2012	successor is	•	Until November 2010, President,
		duly elected and		Simpson Investment Company
		qualified		and several additional subsidiary
companies, including Simpson
Timber Company, Simpson Paper
Company and Simpson Tacoma
Kraft Company

Jack R. Thompson,	Trustee since 2012	Appointed until	•	September 2007 to September	47	•Director,
Born March 21, 1949		successor is		2010, Director, Board Chairman		Board Chairman
	Chairman of the	duly elected and		and Chairman of the Audit		and Chairman
1301 Second Avenue,	Audit Committee	qualified		Committee, LifeVantage		of the Audit
18th Floor	since 2012			Corporation (health products		Committee,
Seattle, WA 98101		Appointed until		company)		LifeVantage
		successor is	•	September 2003 to September		Corporation
		duly elected and		2009, Independent Board Chair		until September
		qualified		and Chairman of the Audit		2010 (health
				Committee, Sparx Asia Funds		products
				(investment company)		company);
•Director, Sparx
Asia Funds
until 2009
(investment
company)

* Each Trustee is subject to mandatory retirement at age 72.

30 Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —
March 31, 2014 (Unaudited)

Positions(s) Held
Name,	With Fund and	Term		Principal Occupation(s)
Age,	Length of	of		During the
Address	Time Served	Office		Past 5 Years

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	•	Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2011	by Independent	•	Chief Compliance Officer, RFSC and U.S. One Inc.
		Trustees	•	2005 through 2011, Chief Compliance Officer, RIMCo
1301 Second Avenue,
18th Floor
Seattle, WA 98101

Sandra Cavanaugh,	President and Chief	Until successor	•	CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	•	President and CEO, RIC, RIF and RET
	since 2012	qualified by	•	Chairman of the Board, Co-President and CEO, RFS
1301 Second Avenue,		Trustees	•	Chairman of the Board, President and CEO, RFSC
18th Floor			•	Director, RIMCo
Seattle, WA 98101			•	Chairman of the Board, President and CEO, RIA
			•	May 2009 to December 2009, Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice President, National Sales —
Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

Mark E. Swanson,	Treasurer and Chief	Until successor	•	Treasurer, Chief Accounting Officer and CFO, RIC, RIF and
Born November 26, 1963	Accounting Officer	is chosen and		RET
	since 2011	qualified by	•	Director, RIMCo, RFSC, Russell Trust Company (“RTC”)
1301 Second Avenue,		Trustees		and RFS
18th Floor			•	Global Head of Fund Services, Russell Investments
Seattle, WA 98101			•	October 2011 to December 2013, Head of North America
Operations Russell Investments
			•	May 2009 to October 2011, Global Head of Fund Operations,
Russell Investments
			•	1999 to May 2009, Director, Fund Administration

Jeffrey T. Hussey	Chief Investment	Until removed by	•	Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	•	Chief Investment Officer, RIC, RIF and RET
			•	Chairman of the Board, President and CEO, RIMCo
1301 Second Avenue,			•	Director, RTC, RIS and Russell Investments Delaware, Inc.
18th Floor			•	Board of Managers, Russell Institutional Funds
Seattle WA 98101				Management, Inc.
			•	2003 to 2013, Chief Investment Officer, Fixed Income,
Russell Investments

Mary Beth R. Albaneze,	Secretary since 2011	Until successor	•	Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	•	Secretary, RIMCo, RFSC and RFS
		qualified by	•	Secretary and Chief Legal Officer, RIC, RIF and RET
1301 Second Avenue,		Trustees	•	Assistant Secretary, RFS, RIA and U.S. One Inc.
18th Floor			•	1999 to 2010 Assistant Secretary, RIC and RIF
Seattle, WA 98101

Disclosure of Information about Fund Trustees and Officers 31

Russell Exchange Traded Funds Trust
Russell Equity ETF
1301 Second Avenue, Seattle, Washington 98101
(888) 775-3837

Interested Trustees	Transfer and Dividend Disbursing Agent
Sandra Cavanaugh	State Street Bank and Trust Company
Daniel P. Connealy	One Lincoln Street
Independent Trustees	Boston, MA 02111
Thaddas L. Alston	Custodian
Kristianne Blake	State Street Bank and Trust Company
Cheryl Burgermeister	One Iron Street
Katherine W. Krysty	Boston, MA 02210
Raymond P. Tennison	Office of Shareholder Inquiries
Jack R. Thompson	1301 Second Avenue
Officers	Seattle, Washington 98101
Sandra Cavanaugh, President and Chief Executive Officer	(800) 787-7354
Cheryl Wichers, Chief Compliance Officer	Distributor
Jeffrey T. Hussey, Chief Investment Officer	ALPS Distributors, Inc.
Mark E. Swanson, Treasurer and Chief Accounting Officer	1290 Broadway, Suite 1100
Mary Beth R. Albaneze, Secretary	Denver, CO 80203
Adviser	Independent Registered Public Accounting Firm
Russell Investment Management Company	PricewaterhouseCoopers LLP
1301 Second Avenue	1420 Fifth Avenue, Suite 1900
Seattle, Washington 98101	Seattle, WA 98101
Administrator
Russell Fund Services Company
1301 Second Avenue
Seattle, Washington 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

32 Adviser and Service Providers

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

Item 2. Code of Ethics. [Annual Report Only]

(a)	As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)	That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
	1)	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
	2)	full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
	3)	compliance with applicable government laws, rules and regulations;
	4)	the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
	5)	accountability for adherence to the Code.
(c)	The Code was restated as of August 2013; the restatement did not involve any material change.
(d)	As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)	Not applicable.
(f)	The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. Jack R. Thompson has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2013	$14,250
2014	$18,750

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2013	$0	Performance of the audit of the Trust’s financial statements
2014	$0	Performance of the audit of the Trust’s financial statements

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services

2013	$228,267	Tax services
2014	$81,437	Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services

2013	$0	Review excise reconciliations, transfer agent internal
		controls analysis, overhead/travel
2014	$0	Review excise reconciliations, transfer agent internal
		controls analysis, overhead/travel

(e) (1)	Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Russell Investment Funds
Russell Exchange Traded Funds Trust
Audit and Non-Audit Services Pre-Approval Policy
Effective Date: August 30, 2013

I. Statement of Purpose.

This Policy has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”), Russell Investment Funds (“RIF”) and Russell Exchange Traded Funds Trust (“RET”) to apply to any and all engagements of the independent auditor to RIC, RIF and RET, respectively, for audit, non-audit, tax or other services. The term “Fund” shall collectively refer to RIC, RIF and RET. The term “Investment Adviser” shall refer to the Funds’ advisor, Russell Investment Management Company (“RIMCo”). This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II. Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of a Fund’s Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the fund. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services (“non-audit services”) performed by the independent auditor for the fund to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the fund would be deemed impaired if the auditor provides a service whereby it:

  Functions in the role of management of the fund, the adviser of the fund or any other affiliate* of the fund;
  Is in the position of auditing its own work; or
  Serves in an advocacy role for the fund, the adviser of the fund or any other affiliate of the fund.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the fund, together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the fund on a case-by-case basis (“specific pre-approval”).

* For purposes of this Policy, an affiliate of the Funds is defined as the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent audit. The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service to the Funds that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III. Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV. Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with the SEC or other documents issued in connection with the Funds’ securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule. All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

V. Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services. “Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial report or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements under Form N-SAR and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule. All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

VI. Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services. Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States. The Audit Committees will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

VII. All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule. Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds
  Financial information system design and implementation
  Appraisal or valuation services, fairness opinions or contribution-in-kind reports
  Actuarial services

  Internal audit outsourcing services
  Management functions
  Human resources services
  Broker-dealer, investment adviser or investment banking services
  Legal services
  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the Funds, or the Investment Advisor, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII. Pre-Approval Fee Levels or Budgeted Amounts.

Pre-Approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Fund and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Funds (including any Audit-related or Tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee).

IX. Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC/RIF/RET Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the

Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearing Committee that, in their view, the request or application is consistent with the SEC’s rules governing auditor independence.

The Internal Audit Department of Frank Russell Company, the parent company of RIMCo, and the officers of RIC, RIF and RET will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department of Frank Russell Company or an officer of RIC, RIF or RET.

X. Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and its affiliates, including Frank Russell Company. Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RET and Frank Russell Company and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees	0%
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

2013	$0
2014	$0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a)	Registrant’s code of ethics described in Item 2.
(b)	Certifications for principal executive officer of Registrant as required by Rule 30a-

2(a) under the Act and certifications for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: June 5, 2014

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: June 5, 2014

Exhibit (a)

RUSSELL INVESTMENT COMPANY RUSSELL INVESTMENT FUNDS

RUSSELL EXCHANGE TRADED FUNDS TRUST

CODE OF ETHICS FOR

SENIOR MUTUAL FUND OFFICERS

This Code of Ethics applies to the Chief Executive Officer and Chief Financial Officer (each, a “Senior Mutual Fund Officer”) of Russell Investment Company, Russell Investment Funds and Russell Exchange Traded Funds Trust (each, a “Mutual Fund”) and, pursuant to the Sarbanes-Oxley Act of 2002 is designated to promote:

n	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
n	full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
n	compliance with applicable laws and governmental rules and regulations;
n	the prompt internal reporting to an appropriate person or persons identified in this section of the Code of violations of this section of the Code; and
n	accountability for adherence to this section of the Code.

I. SENIOR MUTUAL FUND OFFICERS SHOULD ACT HONESTLY AND CANDIDLY

Each Senior Mutual Fund Officer owes a duty to the Mutual Fund to act with integrity. Integrity requires, among other things, being honest and candid. Deceit and subordination of principle are inconsistent with integrity.

Each Senior Mutual Fund Officer must:

n	act with integrity, including being honest and candid while still maintaining the confidentiality of information where required by law or the Mutual Fund’s policies;
n	observe both the form and spirit of laws and governmental rules and regulations, accounting standards and Mutual Fund policies;
n	adhere to a high standard of business ethics; and
n	place the interests of the Mutual Fund before the Senior Mutual Fund Officer’s own personal interests.

n	All activities of Senior Mutual Fund Officers should be guided by and adhere to these fiduciary standards.

II. SENIOR MUTUAL FUND OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF INTEREST

     Guiding Principles. A “conflict of interest” occurs when a Mutual Fund Officer’s private interest interferes with the interests of his or her service to the Mutual Fund. A conflict of interest can arise when a Senior Mutual Fund Officer takes actions or has interests that may make it difficult to perform his or her Mutual Fund work objectively and effectively. For example, a conflict of interest would arise if a Senior Mutual Fund Officer, or a member or his family, receives improper personal benefits as a result of his or her position in the Mutual Fund. In addition, Senior Mutual Fund Officers should be sensitive to situations that create apparent, not actual, conflicts of interest. Service to the Mutual Fund should never be subordinated to personal gain and advantage.

     Certain conflicts of interest arise out of the relationships between Senior Mutual Fund Officers and the Mutual Fund that already are subject to conflict of interest provisions in the Investment Company Act and the Investment Advisers Act. For example, Senior Mutual Fund Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Mutual Fund because of their status as “affiliated persons” of the Mutual Fund. Therefore, the existing statutory and regulatory prohibitions on individual behavior will be deemed to be incorporated into this section of the Code and therefore any such violation will also be deemed a violation of this section of the Code. Senior Mutual Fund Officers must in all cases comply with applicable statutes and regulations.

     As to conflicts arising from, or as a result of the contractual relationship between each Mutual Fund and its investment adviser of which the Senior Mutual Fund Officers are also officers or employees, it is recognized by the Board that, subject to the adviser’s fiduciary duties to the Mutual Fund, the Senior Mutual Fund Officers will in the normal course of their duties (whether formally for the Mutual Fund or for the adviser, or for both) be involved in establishing policies and implementing decisions which will have different effects on the adviser and the Mutual Fund. The Board recognizes that the participation of the Senior Mutual Fund Officers in such activities is inherent in the contractual relationship between the Mutual Fund and the adviser and is consistent with the expectation of the Board of the performance by the Senior Mutual Fund Officers of their duties as officers of the Mutual Fund. In addition, it is recognized by the Board that the Senior Mutual Fund Officers may also be officers or employees of other investment companies advised by the same adviser and the codes of those investment companies will apply to the Senior Mutual Fund Officers acting in those distinct capacities.

Each Senior Mutual Fund Officer must:

n	avoid conflicts of interest wherever possible;
n	handle any actual or apparent conflict of interest ethically;
n	not use his or her personal influence or personal relationships to influence investment decisions or financial reporting by the Mutual Fund whereby the Senior Mutual Fund Officer would benefit personally to the detriment of the Mutual Fund;

n	not cause the Mutual Fund to take action, or fail to take action, for the personal benefit the Senior Mutual Fund Officer rather than the benefit of the Mutual Fund;
n	not use material non-public knowledge of portfolio transactions made or contemplated for the Mutual Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;
n	as described in more detail below, discuss any material transaction or relationship that could reasonably be expected to give rise to a conflict of interest with the Mutual Fund’s Chief Legal Officer; and
n	report at least annually any affiliations or other relationships related to conflicts of interest as requested from time to time in the Mutual Fund’s directors & officers questionnaire.

     The Senior Mutual Fund Officers should follow the precepts and requirements of the Code as adopted by the Mutual Fund from time to time, including its policies regarding personal securities accounts, outside business affiliations, gifts and entertainment and conflicts of interests.

III. DISCLOSURE

     Each Senior Mutual Fund Officer is required to be familiar with, and comply with the Mutual Fund's disclosure controls and procedures so that the Mutual Fund's reports and documents filed with the SEC and other public communications comply in all material respects with the applicable federal securities laws and SEC rules. In addition, each Senior Mutual Fund Officer having direct or supervisory authority regarding these SEC filings or the Mutual Fund's other public communications should, to the extent appropriate within his area of responsibility, consult with other Mutual Fund officers and employees and the adviser and take other appropriate steps regarding these disclosures with the goal of making full, fair, accurate, timely and understandable disclosure.

Each Senior Mutual Fund Officer must:

n	familiarize himself or herself with the disclosure requirements generally applicable to the Mutual Fund; and
n	not knowingly misrepresent, or cause others to misrepresent, facts about the Mutual Fund to others, whether within or outside the Mutual Fund, including to the Mutual Fund’s auditors, independent directors, independent auditors, and to governmental regulators and self-regulatory organizations.

IV. COMPLIANCE

     It is the Mutual Fund’s policy to comply with all applicable laws and governmental rules and regulations. It is the personal responsibility of each Senior Mutual Fund Officer to adhere to the standards and restrictions imposed by those laws, rules and regulations, including those relating to affiliated transactions, accounting and auditing matters.

V. REPORTING AND ACCOUNTABILITY

Each Senior Mutual Fund Officer must:

n	upon receipt of this Code, and annually thereafter acknowledge that he or she has read the Code, understood its provisions and agrees to abide by its requirements as set forth elsewhere in this Code;
n	not retaliate against any officer or employee of the Mutual Fund or their affiliated persons for reports of potential violations that are made in good faith; and
n	notify the Mutual Fund’s Chief Legal Officer promptly if he or she becomes aware of any existing or potential violation of this section of the Code. Failure to do so is itself a violation of this section of the Code.

     Except as described otherwise below, the Investment Company’s Chief Compliance Officer is responsible for applying this section of the Code to specific situations in which questions are presented to him or her and has the authority to interpret this section of the Code in any particular situation. The Investment Company’s Chief Compliance Officer shall take all action he or she considers appropriate to investigate any actual or potential violations reported to him or her.

     The Mutual Fund’s Chief Compliance Officer is authorized to consult, as appropriate, with the Mutual Fund’s Chief Legal Officer, legal counsel to the Mutual Fund’s independent trustees, or the chair of the Audit Committee (the “Committee”), and is encouraged to do so.

     The Committee is responsible for granting waivers and determining sanctions, as appropriate1. In addition, approvals, interpretations, or waivers sought by the Chief Executive Officer will be considered by the Committee.

     The Funds will follow these procedures in investigating and enforcing this section of the Code:

§	the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;
§	if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;
§	any matter that the Chief Legal Officer believes is a violation will be reported to the Committee;
§	if the Committee concurs that a violation has occurred, it will inform and make a recommendation to the Board, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures;

1 Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics” and “implicit waiver,” which must also be disclosed, as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer” of the registrant.

notification to appropriate personnel of the adviser or its board; or a recommendation to dismiss the Mutual Fund Officer;

§	the Committee will be responsible for granting waivers, as appropriate; and
§	any changes to or waivers of this section of the Code will, to the extent required, be disclosed as provided by SEC rules.

VI. OTHER POLICIES AND PROCEDURES

     The rest of this Code, including the Mutual Fund’s adviser’s and principal underwriter’s codes of ethics under Rule 17j-1 under the Investment Company Act and the more detailed policies and procedures set forth therein, are separate requirements applying to Senior Mutual Fund Officers and others, and are not part of this Section of the Code.

VII. AMENDMENTS

     This section of the Code may not be amended except in a written document that is specifically approved by a majority vote of the Mutual Fund’s Board of Trustees, including a majority of independent trustees.

VIII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this section of the Code shall be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this section of the Code, such matters shall not be disclosed to anyone other than the Mutual Fund’s Chief Compliance Officer, Chief Legal Officer, the members of the Board of Trustees and their counsels, the Mutual Fund and its adviser and principal underwriter and their legal counsel.

IX. INTERNAL USE

     This section of the Code is intended solely for the internal use by each Mutual Fund and does not constitute an admission, by or on behalf of any Mutual Fund, as to any fact, circumstance, or legal conclusion.

Last Updated: August 26, 2013